FINANCE LEASE LIABILITY (Schedule of Finance Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Finance lease liability, current portion	$ 51,204	$ 48,887
Finance lease liability, long-term portion	472,996	524,200
Finance lease liability, total	$ 524,200	$ 573,087